Borrowings - Schedule of Movements in Outstanding Borrowings Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	$ 1,068,584	$ 960,159
Financing Cash flows	225,057	157,945
Capitalized loan cost changes	(2,574)	3,614
Fair value changes, including accretion	(50,017)	82,174
Other changes	57,348	88,205
Foreign currency exchange difference	670	(2,777)
Conversion to equity		(220,736)
Ending Borrowings	1,299,068	1,068,584
Interest converted	15,100
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	0
Financing Cash flows	108,000
Capitalized loan cost changes	(4,171)
Fair value changes, including accretion	(35,462)
Other changes	0
Foreign currency exchange difference	0
Conversion to equity	0
Ending Borrowings	68,367	0
Senior Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	0
Financing Cash flows	100,000
Capitalized loan cost changes	(3,281)
Fair value changes, including accretion	0
Other changes	0
Foreign currency exchange difference	0
Conversion to equity	0
Ending Borrowings	96,719	0
2022 Convertible Bonds and Aztiq Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	0	236,577
Financing Cash flows		(116,108)
Capitalized loan cost changes		761
Fair value changes, including accretion		80,829
Other changes		21,454
Foreign currency exchange difference		(2,777)
Conversion to equity		(220,736)
Ending Borrowings		0
Senior Bonds
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	0	549,411
Financing Cash flows		(550,755)
Capitalized loan cost changes		0
Fair value changes, including accretion		1,344
Other changes		0
Foreign currency exchange difference		0
Conversion to equity		0
Ending Borrowings		0
Senior Secured First Lien Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	990,744	0
Financing Cash flows	(6,807)	927,899
Capitalized loan cost changes	4,878	2,852
Fair value changes, including accretion	(14,555)
Other changes	57,305	59,993
Foreign currency exchange difference
Conversion to equity
Ending Borrowings	1,031,565	990,744
Cash Interest, Payable Amount	60,000
Other borrowings
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	77,840	97,615
Financing Cash flows	19,057	(19,760)
Capitalized loan cost changes	0	0
Fair value changes, including accretion	0	0
Other changes	54	(15)
Foreign currency exchange difference	207	0
Conversion to equity	0	0
Ending Borrowings	97,158	77,840
Alvogen Facility
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	0	76,556
Financing Cash flows		(83,330)
Capitalized loan cost changes		0
Fair value changes, including accretion		0
Other changes		6,773
Foreign currency exchange difference		0
Conversion to equity		0
Ending Borrowings		0
Factoring Agreement
Disclosure of detailed information about borrowings [line items]
Beginning Borrowings	0
Financing Cash flows	4,807
Capitalized loan cost changes	0
Fair value changes, including accretion	0
Other changes	(11)
Foreign currency exchange difference	463
Conversion to equity	0
Ending Borrowings	$ 5,259	$ 0